UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.        Atlanta, GA               4/28/09
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           87

Form 13F Information Table Value Total:  $   533,560
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2          Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------          -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS            CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----            -----         -----     -------------   ----------  ------------   ---------
AGL Resources                         COM               001204106    2,756,626     103,906     Sole        None           None
AT&T Inc.                             COM               00206R102   22,356,831     887,175     Sole        None           None
Alliant Energy Corp.                  COM               018802108    1,058,336      42,865     Sole        None           None
BB&T Corp                             COM               054937107    4,399,961     260,045     Sole        None           None
BE Aerospace Inc.                     COM               073302101      993,798     114,625     Sole        None           None
Bank of America Corp.                 COM               060505104   13,694,745   2,008,027     Sole        None           None
Boeing Company                        COM               097023105    9,467,517     266,091     Sole        None           None
Bristol-Myers Squibb                  COM               110122108    2,127,226      97,045     Sole        None           None
Canadian Natl Railway                 COM               136375102   15,423,302     435,072     Sole        None           None
Capital One Financial                 COM               14040H105   11,047,824     902,600     Sole        None           None
ChevronTexaco Corp                    COM               166764100   21,031,373     312,780     Sole        None           None
Chubb Corp                            COM               171232101   19,322,846     456,589     Sole        None           None
Cisco Systems Inc.                    COM               17275R102      207,193      12,355     Sole        None           None
Citigroup Inc                         COM               172967101      940,199     371,620     Sole        None           None
Coca-Cola Company                     COM               191216100    3,629,513      82,582     Sole        None           None
ConAgra Foods Inc                     COM               205887102    2,363,598     140,106     Sole        None           None
ConocoPhillips                        COM               20825C104   17,692,801     451,808     Sole        None           None
Cousins Properties In                 COM               222795106      587,208      91,181     Sole        None           None
Dell Inc                              COM               24702R101      345,072      36,400     Sole        None           None
Dow Chemical Company                  COM               260543103      611,807      72,575     Sole        None           None
Duke Energy Corporation               COM               26441C105    3,050,589     213,030     Sole        None           None
E.I. DuPont de Nemour                 COM               263534109    3,116,106     139,548     Sole        None           None
Eli Lilly & Co.                       COM               532457108   21,078,402     630,901     Sole        None           None
Exelon Corp                           COM               30161N101      963,402      21,225     Sole        None           None
Exxon Mobil                           COM               30231G102    4,585,513      67,335     Sole        None           None
Flextronics                           ORD               Y2573F102   16,994,630   5,880,495     Sole        None           None
Gannett Co. Inc.                      COM               364730101    3,367,078   1,530,490     Sole        None           None
H&R Block Inc.                        COM               093671105      589,128      32,387     Sole        None           None
HCC Insurance Holdings                COM               404132102   21,396,058     849,387     Sole        None           None
Halliburton Company                   COM               406216101   16,307,579   1,054,142     Sole        None           None
Honeywell International Inc           COM               438516106   15,019,065     539,090     Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT      444717102      673,371      70,436     Sole        None           None
IBM Corp                              COM               459200101   17,813,489     183,852     Sole        None           None
ITT Industries Inc.                   COM               450911102   19,396,112     504,188     Sole        None           None
Illinois Tool Works                   COM               452308109      918,527      29,774     Sole        None           None
Ingersoll-Rand Co                     CL A              G4776G101      804,540      58,300     Sole        None           None
Intel Corporation                     COM               458140100   12,324,684     820,005     Sole        None           None
Interface Inc cl A                    CL A              458665106      260,259      87,043     Sole        None           None
J P Morgan Chase                      COM               46625H100      321,618      12,100     Sole        None           None
Jackson Hewitt Tax                    COM               468202106      421,932      80,830     Sole        None           None
Johnson & Johnson                     COM               478160104   13,577,953     258,136     Sole        None           None
KBR                                   COM               48242W106      992,248      71,850     Sole        None           None
Merck & Co. Inc.                      COM               589331107    1,050,472      39,270     Sole        None           None
Microsoft Corporation                 COM               594918104   10,538,299     573,669     Sole        None           None
Morgan Stanley                        COM               617446448   16,470,155     723,327     Sole        None           None
NII Holdings                          CL B NEW          62913f201    3,509,925     233,995     Sole        None           None
Newell Rubbermaid In                  COM               651229106    1,289,908     202,180     Sole        None           None
Nike Inc cl B                         CL B              654106103   16,289,351     347,395     Sole        None           None
Old Republic Intl                     COM               680223104      284,739      26,316     Sole        None           None
Oracle Corporation                    COM               68389X105   21,428,562   1,185,864     Sole        None           None
PETsMART Inc.                         COM               716768106      895,498      42,724     Sole        None           None
PartnerRe Ltd.                        COM               G6852T105    4,255,395      68,558     Sole        None           None
PepsiCo Inc.                          COM               713448108   15,399,263     299,131     Sole        None           None
Pfizer Inc.                           COM               717081103   16,629,038   1,220,927     Sole        None           None
Philip Morris Intl Inc                COM               718172109      566,324      15,916     Sole        None           None
Pinnacle West Capital                 COM               723484101    1,056,025      39,760     Sole        None           None
Precision Castparts                   COM               740189105   14,213,072     237,280     Sole        None           None
Sara Lee Corp.                        COM               803111103      353,257      43,720     Sole        None           None
SuperValu Inc.                        COM               868536103   13,239,345     927,125     Sole        None           None
Sysco Corporation                     COM               871829107    4,532,526     198,795     Sole        None           None
Verizon Communication                 COM               92343V104    2,748,049      90,995     Sole        None           None
Wal-Mart Stores Inc.                  COM               931142103    1,012,042      19,425     Sole        None           None
Wyeth                                 COM               983024100   20,354,778     472,927     Sole        None           None
Cavalier Homes                        COM               149507105       31,000      20,000     Sole        None           None
Champion Enterprises                  COM               158496109       37,104      77,300     Sole        None           None
Coachmen Industries                   COM               189873102       13,716      21,102     Sole        None           None
Ecotality, Inc.                       COM               27922Y103          360      10,000     Sole        None           None
Human Genome Sciences                 COM               444903108        8,300      10,000     Sole        None           None
LSI Logic Corporation                 COM               502161102       30,412      10,004     Sole        None           None
Sanmina-SCI Corp                      COM               800907107        5,490      18,000     Sole        None           None
Selective Insurance G                 COM               816300107      145,920      12,000     Sole        None           None
Affiliated Computer S                 COM               008190100      299,312       6,250     Sole        None           None
Apple Computer Inc.                   COM               037833100      706,091       6,717     Sole        None           None
Baxter International                  COM               071813109      276,588       5,400     Sole        None           None
Hewlett-Packard Co                    COM               428236103      275,748       8,601     Sole        None           None
ISHARES INVEST GRADE CORP BOND        IBOXX INV CPBD    464287242      502,789       5,342     Sole        None           None
Procter & Gamble Co.                  COM               742718109      249,577       5,300     Sole        None           None
S&P Depositary Receipts               UNIT SER 1        78462F103      385,672       4,850     Sole        None           None
Vanguard Growth VIPERs                GROWTH ETF        922908736      221,544       5,930     Sole        None           None
Vanguard Value VIPERs                 VALUE ETF         922908744      214,096       6,323     Sole        None           None
Honda Motor Co. Ltd.                  AMERN SHS         438128308    1,531,138      64,605     Sole        None           None
Invesco Plc                           SHS               G491BT108      596,534      43,040     Sole        None           None
Nokia Corporation                     SPONSORED ADR     654902204   14,778,234   1,266,344     Sole        None           None
Royal Dutch Shell ADR A               SPONS ADR A       780259206   18,656,280     421,135     Sole        None           None
ISHARES BARCLAYS AGGREGATE BOND FUND  BARCLYS US AGG B  464287226    3,125,276      30,800     Sole        None           None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA    464288679    1,122,752      10,180     Sole        None           None
Vanguard Bond Market ETF              TOTAL BND MRKT    921937835      200,590       2,600     Sole        None           None